EQUITY	9 Months Ended
Sep. 30, 2016
Equity [Abstract]
Equity
NOTE 9 – Equity:

Accumulated other comprehensive (income) loss

The following tables present the changes in the components of accumulated other comprehensive (income) loss for the three months ended September 30, 2016 and 2015:
		Three months ended September 30, 2016
Components of accumulated other comprehensive loss	Description of the reclassification to the statements of income	Other comprehensive (income) loss before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive (income) loss before tax	Corresponding income tax	Net other comprehensive (income) loss after tax

		U.S.$ in millions
Currency translation adjustment		$60	$-	$60	$-	$60
Unrealized (gain) loss from available-for-sale securities	Gain on marketable securities, reclassified to financial expenses - net	74	1	75	9	84
Unrealized (gain) loss from derivative financial instruments	Loss on derivative financial instruments reclassified to financial expenses - net	(6)	(5)	(11)	-	(11)
Unrealized (gain) loss on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items**	*	*	*	(4)	(4)
Total accumulated other comprehensive (income) loss		$128	$(4)	$124	$5	$129

		Three months ended September 30, 2015
Components of accumulated other comprehensive loss	Description of the reclassification to the statements of income	Other comprehensive (income) loss before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive (income) loss before tax	Corresponding income tax	Net other comprehensive (income) loss after tax

		U.S.$ in millions
Currency translation adjustment		$212	$-	$212	$-	$212
Unrealized (gain) loss from available-for-sale securities	Loss on marketable securities, reclassified to financial expenses - net	664	(630)	34	(7)	27
Unrealized (gain) loss from derivative financial instruments	Gain on derivative financial instruments reclassified to net revenue	4	3	7	*	7
Unrealized (gain) loss on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items**	$ 6	(1)	5	*	5
Total accumulated other comprehensive (income) loss		$886	$(628)	$258	$(7)	$251

* Represents an amount less than $0.5 million.
** Reclassified to cost of sales, research and development expenses, selling and marketing expenses and general and administrative expenses.

The following tables present the changes in the components of accumulated other comprehensive (income) loss for the nine months ended September 30, 2016 and 2015:
		Nine months ended September 30, 2016
Components of accumulated other comprehensive loss	Description of the reclassification to the statements of income	Other comprehensive (income) loss before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive (income) loss before tax	Corresponding income tax	Net other comprehensive (income) loss after tax

		U.S.$ in millions
Currency translation adjustment	Currency translation adjustment, reclassified to share in losses of associated companies - net	$(316)	$(3)	$(319)	$33	$(286)
Unrealized (gain) loss from available-for-sale securities	Loss on marketable securities, reclassified to financial expenses - net	438	(97)	341	8	349
Unrealized (gain) loss from derivative financial instruments	Loss on derivative financial instruments reclassified to financial expenses - net	517	(7)	510	-	510
Unrealized (gain) loss on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items****	*	*	*	(4)	(4)
Total accumulated other comprehensive (income) loss		$639	$(107)	$532	$37	$569

		Nine months ended September 30, 2015
Components of accumulated other comprehensive loss	Description of the reclassification to the statements of income	Other comprehensive (income) loss before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive (income) loss before tax	Corresponding income tax	Net other comprehensive (income) loss after tax

		U.S.$ in millions
Currency translation adjustment		$897	$-	$897	$-	$897
Unrealized (gain) loss from available-for-sale securities	Loss on marketable securities**	737	(735)	2	*	2
Unrealized (gain) loss from derivative financial instruments	Gain on derivative financial instruments***	(104)	2	(102)	-	(102)
Unrealized (gain) loss on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items****	6	(3)	3	(2)	1
Total accumulated other comprehensive (income) loss		$1,536	$(736)	$800	$(2)	$798

* Represents an amount less than $0.5 million.
** $630 million loss reclassified to financial expenses - net and $105 million loss reclassified to impairments, restructuring and others.
*** $26 million loss reclassified to financial expenses - net and $28 million gain reclassified to net revenues.
**** Reclassified to cost of sales, research and development expenses, selling and marketing expenses and general and administrative expenses.

Share repurchase program

In October 2014, Teva's board of directors authorized the Company to increase its share repurchase program to up to $3 billion of its ordinary shares and American Depositary Shares. As of September 30, 2016, $2.1 billion remained available for repurchases. This repurchase authorization has no time limit. Repurchases may be commenced or suspended at any time.

Teva did not repurchase any of its shares during the nine months ended September 30, 2016, and as of September 30, 2016 and December 31, 2015, Teva's treasury share balance amounted to 108 million shares.

The following table summarizes the shares repurchased and the amount Teva spent on these repurchases:

	Nine months ended September 30,

	2016	2015

	in millions
Amount spent on shares repurchased	$-	$439
Number of shares repurchased	-	7.7